Note 3 - Investment Securities - Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Continuous unrealized loss, less than 12 months, fair value	$ 177,688,528	$ 140,799,638
Continuous unrealized loss, less than 12 months, gross unrealized losses	(3,490,174)	(1,290,244)
Continuous unrealized loss, greater than 12 months, fair value	107,481,698	139,720,125
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(4,213,222)	(5,521,826)
Continuous unrealized loss, fair value	285,170,226	280,519,763
Continuous unrealized loss, gross unrealized losses	(7,703,396)	(6,812,070)
US Government Agencies Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	174,200,881	139,765,025
Continuous unrealized loss, less than 12 months, gross unrealized losses	(3,459,564)	(1,270,011)
Continuous unrealized loss, greater than 12 months, fair value	107,481,698	139,720,125
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(4,213,222)	(5,521,826)
Continuous unrealized loss, fair value	281,682,579	279,485,150
Continuous unrealized loss, gross unrealized losses	(7,672,786)	(6,791,837)
US States and Political Subdivisions Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	3,487,647	1,034,613
Continuous unrealized loss, less than 12 months, gross unrealized losses	(30,610)	(20,233)
Continuous unrealized loss, greater than 12 months, fair value
Continuous unrealized loss, greater than 12 months, gross unrealized losses
Continuous unrealized loss, fair value	3,487,647	1,034,613
Continuous unrealized loss, gross unrealized losses	$ (30,610)	$ (20,233)